Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Present Revenue for Five Major Markets	The following tables present revenue for five major markets for the six months ended June 30, 2023 and 2022, respectively.
	June 30, 2023
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$5,038,977	53.32%
Poland	975,149	10.32%
Germany	814,979	8.62%
U.K.	517,598	5.48%
Mexico	394,632	4.18%
	June 30, 2022
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$6,524,707	56.84%
Germany	821,350	7.16%
Poland	762,129	6.64%
Canada	605,241	5.27%
France	513,700	4.48%